Long-Term Investment (Details)	1 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020	Jan. 31, 2018
Short-Term Borrowings [Abstract]
Investment agreement to acquire		20.00%
Investment agreement (in Yuan Renminbi) | ¥		¥ 5,000,000
Registered capital amount (in Yuan Renminbi) | ¥		¥ 125,000
Percentage in diluted						16.56%	17.60%
Total consideration | $	$ 2,900,000
Share of loss amount | $			$ (143,181)	$ (156,630)	$ (207,497)